Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (PEO) and the other named executive officers (NEOs) and certain financial performance metrics of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the compensation committee aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

	Summary Compensation Table Total for	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	PEO (Anthony M. Jabbour) ($)(1)	Actually Paid to PEO (Anthony M. Jabbour) ($)(2)	Table Total for Non-PEO NEOs ($)(3)	Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return (%)(5)	Peer Group Total Shareholder Return (%)(6)	Net Income (Loss) (millions) ($)(7)	Adjusted EBITDA (millions) ($)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	29,239,478	10,511,190	9,375,299	5,999,002	-43.82%	1.60%	(88.5)	2,110.8
2021	9,376,618	(2,603,213)	4,575,080	(2,948,505)	-7.64%	57.17%	(86.2)	1,247.3
2020	7,034,215	16,601,539	4,626,788	7,992,605	13.18%	24.34%	(14.5)	400.2

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jabbour, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jabbour, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jabbour during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jabbour’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Anthony M. Jabbour) ($)	Exclusion Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO (Anthony M. Jabbour) ($)
2022	29,239,478	(28,395,272)	9,666,984	10,511,190
2021	9,376,618	(8,000,019)	(3,979,812)	(2,603,213)
2020	7,034,215	(4,771,948)	14,339,272	16,601,539

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. We awarded options to our executives in 2022 and 2020.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) excludes the dollar value of any accrued cash dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date since they are included in the all other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Fair Value as	Year over Year	Fair Value at
	Year End Fair Value		of Vesting	Change in	the End of the	Value of Dividends
	of Outstanding	Year over Year	Date of	Fair Value of	Prior Year of	or other Earnings	Total Equity
	and Unvested	Change in	Equity	Equity Awards	Equity Awards	Paid on Stock or	Award
	Equity Awards	Fair Value of	Awards	Granted in	that Failed to	Option Awards not	Adjustments
	Granted in Year for	Outstanding and	Granted and	Prior Years that	Meet Vesting	Otherwise Reflected	for PEO
	PEO (Anthony M.	Unvested Equity	Vested in the	Vested in the	Conditions in	in Fair Value or Total	(Anthony M.
Year	Jabbour) ($)	Awards ($)	Year ($)	Year ($)	the Year ($)	Compensation ($)	Jabbour) ($)
2022	20,357,688	(3,076,787)	–	(7,613,917)	–	–	9,666,984
2021	7,447,541	(7,697,830)	–	(3,729,523)	–	–	(3,979,812)
2020	6,550,400	7,788,872	–	–	–	–	14,339,272
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs other than our PEO as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2022	Messrs. Foley, Hipsher, Sahai and Ms. Gomez
2021	Messrs. Hipsher, Reinhardt and Dr. Daffron (until May 27, 2021)
2020	Messrs. Hipsher, Reinhardt and Dr. Daffron

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to all NEOs other than our PEO as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to all NEOs other than our PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for all NEOs other than our PEO as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported			Average Reported		Average
	Summary Compensation	Average Reported	Average Equity	Change in the Actuarial	Average Pension	Compensation
	Table Total for Non-PEO	Value of Equity	Award	Present Value of Pension	Benefit	Actually Paid to Non-
Year	NEOs ($)	Awards ($)	Adjustments ($)(a)	Benefits ($)	Adjustments($)(b)	PEO NEOs ($)
2022	9,375,299	(8,408,566)	5,032,269	–	–	5,999,002
2021	4,575,080	(3,500,015)	(4,023,570)	–	–	(2,948,505)
2020	4,626,788	(2,239,012)	5,604,829	–	–	7,992,605

(a)	The amounts deducted or added in calculating the total average equity award adjustments for all NEOs other than our PEO are as follows:

					Average Fair	Average Value
			Average Fair		Value at the	of Dividends or
	Average		Value as of	Year over Year	End of the	other Earnings
	Year End	Year over Year	Vesting Date	Average Change	Prior Year of	Paid on Stock or	Total
	Fair Value of	Average Change	of Equity	in Fair Value of	Equity Awards	Option Awards	Average
	Equity Awards	in Fair Value of	Awards	Equity Awards	that Failed to	not Otherwise	Equity
	Granted in Year	Outstanding and	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Award
	for All Other	Unvested Equity	Vested in the	Years that Vested	Conditions in	Value or Total	Adjustments
Year	NEOs ($)	Awards ($)	Year ($)	in the Year ($)	the Year ($)	Compensation ($)	($)
2022	6,041,026	(600,907)	–	(407,850)	–	–	5,032,269
2021	1,396,421	(2,165,957)	–	(1,070,567)	(2,183,467)	–	(4,023,570)
2020	3,073,467	2,531,362	–	–	–	–	5,604,829

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment beginning on the date of the Company’s first dividend payment and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning date of the measurement period was July 1, 2020 and the date of our first dividend payment was September 22, 2022.

(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.

(7)	The dollar amounts reported represent the cumulative amount of Net Income (Loss) for the measurement periods.

(8)	Adjusted EBITDA is calculated as Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) the deferred revenue purchase accounting adjustment recorded in accordance with GAAP; (v) equity-based compensation; (vi) restructuring charges; (vii) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (viii) equity in net income of affiliates; (ix) net income attributable to non-controlling interests; (x) acquisition and divestiture-related costs; and (xi) other adjustments primarily related to non-cash charges and gains, including impairment charges and adjustments as the result of the application of purchase accounting mainly related to the deferred commission cost amortization associated with the Take-Private Transaction and revenue adjustment associated with the Bisnode acquisition. In addition, other adjustments also include non-recurring charges such as legal expense associated with significant legal and regulatory matters.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1)The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jabbour, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs other than our PEO as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2022	Messrs. Foley, Hipsher, Sahai and Ms. Gomez
2021	Messrs. Hipsher, Reinhardt and Dr. Daffron (until May 27, 2021)
2020	Messrs. Hipsher, Reinhardt and Dr. Daffron

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P North American Technology Sector Index.

PEO Total Compensation Amount	$ 29,239,478	$ 9,376,618	$ 7,034,215
PEO Actually Paid Compensation Amount	$ 10,511,190	(2,603,213)	16,601,539
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jabbour, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jabbour during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jabbour’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Anthony M. Jabbour) ($)	Exclusion Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO (Anthony M. Jabbour) ($)
2022	29,239,478	(28,395,272)	9,666,984	10,511,190
2021	9,376,618	(8,000,019)	(3,979,812)	(2,603,213)
2020	7,034,215	(4,771,948)	14,339,272	16,601,539

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. We awarded options to our executives in 2022 and 2020.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, as applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) excludes the dollar value of any accrued cash dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date since they are included in the all other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

			Fair Value as	Year over Year	Fair Value at
	Year End Fair Value		of Vesting	Change in	the End of the	Value of Dividends
	of Outstanding	Year over Year	Date of	Fair Value of	Prior Year of	or other Earnings	Total Equity
	and Unvested	Change in	Equity	Equity Awards	Equity Awards	Paid on Stock or	Award
	Equity Awards	Fair Value of	Awards	Granted in	that Failed to	Option Awards not	Adjustments
	Granted in Year for	Outstanding and	Granted and	Prior Years that	Meet Vesting	Otherwise Reflected	for PEO
	PEO (Anthony M.	Unvested Equity	Vested in the	Vested in the	Conditions in	in Fair Value or Total	(Anthony M.
Year	Jabbour) ($)	Awards ($)	Year ($)	Year ($)	the Year ($)	Compensation ($)	Jabbour) ($)
2022	20,357,688	(3,076,787)	–	(7,613,917)	–	–	9,666,984
2021	7,447,541	(7,697,830)	–	(3,729,523)	–	–	(3,979,812)
2020	6,550,400	7,788,872	–	–	–	–	14,339,272

Non-PEO NEO Average Total Compensation Amount	$ 9,375,299	4,575,080	4,626,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,999,002	(2,948,505)	7,992,605
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to all NEOs other than our PEO as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to all NEOs other than our PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for all NEOs other than our PEO as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported			Average Reported		Average
	Summary Compensation	Average Reported	Average Equity	Change in the Actuarial	Average Pension	Compensation
	Table Total for Non-PEO	Value of Equity	Award	Present Value of Pension	Benefit	Actually Paid to Non-
Year	NEOs ($)	Awards ($)	Adjustments ($)(a)	Benefits ($)	Adjustments($)(b)	PEO NEOs ($)
2022	9,375,299	(8,408,566)	5,032,269	–	–	5,999,002
2021	4,575,080	(3,500,015)	(4,023,570)	–	–	(2,948,505)
2020	4,626,788	(2,239,012)	5,604,829	–	–	7,992,605

(a)	The amounts deducted or added in calculating the total average equity award adjustments for all NEOs other than our PEO are as follows:

					Average Fair	Average Value
			Average Fair		Value at the	of Dividends or
	Average		Value as of	Year over Year	End of the	other Earnings
	Year End	Year over Year	Vesting Date	Average Change	Prior Year of	Paid on Stock or	Total
	Fair Value of	Average Change	of Equity	in Fair Value of	Equity Awards	Option Awards	Average
	Equity Awards	in Fair Value of	Awards	Equity Awards	that Failed to	not Otherwise	Equity
	Granted in Year	Outstanding and	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Award
	for All Other	Unvested Equity	Vested in the	Years that Vested	Conditions in	Value or Total	Adjustments
Year	NEOs ($)	Awards ($)	Year ($)	in the Year ($)	the Year ($)	Compensation ($)	($)
2022	6,041,026	(600,907)	–	(407,850)	–	–	5,032,269
2021	1,396,421	(2,165,957)	–	(1,070,567)	(2,183,467)	–	(4,023,570)
2020	3,073,467	2,531,362	–	–	–	–	5,604,829

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

While the Company does not use Net Income (Loss) as a performance measure in the overall executive compensation program, the measure of Net Income (Loss) is correlated with the Adjusted EBITDA, which the Company uses when setting goals in the Company’s annual incentive plan and the performance-based restricted stock awards that are granted to the NEOs.

COMPENSATION ACTUALLY PAID VERSUS CUMULATIVE NET INCOME (LOSS)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA

As described above, Adjusted EBITDA is Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) the deferred revenue purchase accounting adjustment recorded in accordance with GAAP; (v) equity-based compensation; (vi) restructuring charges; (vii) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (viii) equity in net income of affiliates; (ix) net income attributable to non-controlling interests; (x) acquisition and divestiture-related costs; and (xi) other adjustments primarily related to non-cash charges and gains, including impairment charges and adjustments as the result of the application of purchase accounting mainly related to the deferred commission cost amortization associated with the Take-Private Transaction and revenue adjustment associated with the Bisnode acquisition. In addition, other adjustments also include non-recurring charges such as legal expense associated with significant legal and regulatory matters.

COMPENSATION ACTUALLY PAID VERSUS CUMULATIVE ADJUSTED EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was (43.82)%, while the cumulative TSR of the peer group presented for this purpose, the S&P North American Technology Sector Index, was (1.60)% over the three years presented in the table. While the Company’s cumulative TSR underperformed the S&P North American Technology Sector Index during the three years presented in the table, we have made strong progression toward achievement of our multi-year strategy of transformation and delivered strong financial results, even in the face of known headwinds and a challenging macro-economic environment, through enhancing our existing client relationships, winning new clients in targeted markets, developing innovative solutions, expanding our presence in attractive international markets, disciplined capital allocation and selectively pursuing strategic acquisitions. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

CUMULATIVE TSR VERSUS PEER GROUP

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted Revenue

•	Adjusted EBITDA

•	Adjusted EPS

Total Shareholder Return Amount	$ (43.82)	(7.64)	13.18
Peer Group Total Shareholder Return Amount	1.6	57.17	24.34
Net Income (Loss)	$ (88,500,000)	$ (86,200,000)	$ (14,500,000)
Company Selected Measure Amount	2,110.8	1,247.3	400.2
PEO Name	Mr. Jabbour
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Non-GAAP Measure Description [Text Block]
(8)	Adjusted EBITDA is calculated as Net income (Loss) attributable to Dun & Bradstreet adjusted to exclude certain income statement items including, (i) depreciation and amortization; (ii) interest expense and income; (iii) income tax provision or benefit; (iv) the deferred revenue purchase accounting adjustment recorded in accordance with GAAP; (v) equity-based compensation; (vi) restructuring charges; (vii) transition costs primarily consisting of non-recurring expenses associated with transformational and integration activities, as well as incentive expenses associated with our synergy program; (viii) equity in net income of affiliates; (ix) net income attributable to non-controlling interests; (x) acquisition and divestiture-related costs; and (xi) other adjustments primarily related to non-cash charges and gains, including impairment charges and adjustments as the result of the application of purchase accounting mainly related to the deferred commission cost amortization associated with the Take-Private Transaction and revenue adjustment associated with the Bisnode acquisition. In addition, other adjustments also include non-recurring charges such as legal expense associated with significant legal and regulatory matters.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (28,395,272)	$ (8,000,019)	$ (4,771,948)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,666,984	(3,979,812)	14,339,272
PEO [Member] | Equity Awards Adjustments Of Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,357,688	7,447,541	6,550,400
PEO [Member] | Equity Awards Adjustments of Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,076,787)	(7,697,830)	7,788,872
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,613,917)	(3,729,523)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,408,566)	(3,500,015)	(2,239,012)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,032,269	(4,023,570)	5,604,829
Non-PEO NEO [Member] | Equity Awards Adjustments of Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(600,907)	(2,165,957)	2,531,362
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(407,850)	(1,070,567)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,041,026	1,396,421	$ 3,073,467
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,183,467)